Income Taxes (Tables)	3 Months Ended	6 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Components of Income/(Loss) Before Income Tax

The United States and foreign components of income (loss) before income taxes were comprised of the following:

	For the three months ended
	March 31, 2020	March 31, 2019
	(Unaudited)	(Unaudited)
Tax jurisdictions from:
- Local	$(142,419)	$(14,724)
- Foreign - Labuan	(55,587)	59,674
- Foreign - Hong Kong	(33,744)	19,300
Income (Loss) before income tax	$(231,750)	$64,250

The United States and foreign components of income (loss) before income taxes were comprised of the following:

	For the six months ended		For the years ended
	December 31, 2019	December 31, 2018	June 30, 2019	June 30, 2018
		(Unaudited)
Tax jurisdictions from:
- Local	$(279,476)	$(33,977)	$(76,309)	$(261,918)
- Foreign - Labuan	(4,174)	(45,576)	(2,777)	134,806
- Foreign – Hong Kong	(55,281)	(55,928)	(440,556)	2,172
Loss before income tax	$(338,931)	$(135,481)	$(519,642)	$(124,940)

Schedule of Provision for Income Tax

The benefit for income taxes consisted of the following:

For the three months ended
	March 31, 2020	March 31, 2019
	(Unaudited)	(Unaudited)
Current:
- Local	$-	$-
- Foreign	-	(6,965)

Deferred:
- Local	-	-
- Foreign	-	-

Benefit for income taxes	$-	$(6,965)

The provision for income taxes consisted of the following:

	For the six months ended		For the years ended
	December 31, 2019	December 31, 2018	June 30, 2019	June 30, 2018
(Unaudited)
Current:
- Local	$-	$-	$-	$-
- Foreign	-	6,965	-	5,334

Deferred:
- Local	-	-	-	-
- Foreign	-	-	-	-

Income tax expense	$-	$6.965	$-	$5,334

Schedule of Effective Income Tax Rate

The following table reconciles the local (United States) statutory rates to the Company’s effective tax rate for the periods indicated below:

	For the three months ended
	March 31, 2020	March 31, 2019
	(Unaudited)	(Unaudited)
U.S. statutory rate	21.0%	21.0%
Valuation allowance	(21.0)%	(21.0)%
Permanent difference (1)	0.0%	(10.8)%
Effective tax rate	0.0%	(10.8)%

(1) This was related to disallowed expenditure incurred in the ordinary course of business.

The following table reconciles the local (United States) statutory rates to the Company’s effective tax rate for the periods indicated below:

	For the six months ended		For the years ended
	December 31, 2019	December 31, 2018	June 30, 2019	June 30, 2018
		(Unaudited)
U.S. statutory rate	21.0%	21.0%	21.0%	21.0%
Valuation allowance	(21.0)%	(21.0)%	(21.0)%	(21.0)%
Permanent difference (1)	0.0%	(5.1)%	0.0%	(4.3)%
Effective tax rate	0.0%	(5.1)%	0.0%	(4.3)%

Schedule of Deferred Tax Assets

The following table sets forth the significant components of the aggregate deferred tax assets of the Company as of:

	As of March 31, 2020	As of December 31, 2019
	(Unaudited)
Deferred tax assets:
Net operating loss carry forwards in U.S.	$73,318	$43,410
Less: valuation allowance	(73,318)	(43,410)
Deferred tax assets	$-	$-

The following table sets forth the significant components of the aggregate deferred tax assets of the Company as of:

	As of December 31, 2019	As of June 30, 2019	As of December 31, 2018
			(Unaudited)
Deferred tax assets:
Net operating loss carry forwards in U.S.	$150,759	$92,069	$82,970
Less: valuation allowance	(150,759)	(92,069)	(82,970)
Deferred tax asset	$-	$-	$-